Segment Information - Summary of Operating Segments Disclosures - Consolidated Balance Sheet Data (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018 [1]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	$ 626	$ 775	[1]	$ 1,332
Derivative financial instruments (current and non-current)	201	92
Cash and cash equivalents	7,721	9,918	[1]	9,191
Total assets as reported in the Consolidated Balance Sheet	44,944	47,612	[1]	46,777
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)	12,215	15,827
Derivative financial instruments (current and non-current)	13	18
Total liabilities as reported in the Consolidated Balance Sheet	24,596	27,977	[1]	$ 27,825
Operating segments [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets as reported in the Consolidated Balance Sheet	36,218	36,716
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities as reported in the Consolidated Balance Sheet	9,136	8,940
Operating segments [member] | Americas Materials [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets as reported in the Consolidated Balance Sheet	16,172	16,410
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities as reported in the Consolidated Balance Sheet	2,897	2,968
Operating segments [member] | Europe materials [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets as reported in the Consolidated Balance Sheet	12,730	13,109
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities as reported in the Consolidated Balance Sheet	3,971	3,865
Operating segments [member] | Building Products [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets as reported in the Consolidated Balance Sheet	7,316	7,197
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities as reported in the Consolidated Balance Sheet	2,268	2,107
Material reconciling items [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	626	775
Other financial assets	13	13
Derivative financial instruments (current and non-current)	201	92
Income tax assets (current and deferred)	165	98
Cash and cash equivalents	7,721	9,918
Total assets as reported in the Consolidated Balance Sheet	44,944	47,612
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)	12,215	15,827
Derivative financial instruments (current and non-current)	13	18
Income tax liabilities (current and deferred)	3,232	3,192
Total liabilities as reported in the Consolidated Balance Sheet	$ 24,596	$ 27,977

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.